ALLEGIANT FUNDS

                        EQUITY AND ASSET ALLOCATION FUNDS

                                 A and C Shares

            Supplement dated January 18, 2007 to the Prospectus dated
                                October 1, 2006.

             This Supplement provides new and additional information
               beyond that contained in the Prospectus and should
                   be read in conjunction with the Prospectus.

       EFFECTIVE JANUARY 18, 2007, THE THIRD BULLET POINT UNDER "FINANCIAL
              INTERMEDIARY" IN THE SECTION OF THE PROSPECTUS TITLED "PURCHASING, EXCHANGING AND REDEEMING FUND SHARES" ON
               PAGE 52 IS DELETED AND REPLACED WITH THE FOLLOWING:


o Your financial consultant, financial intermediary or institution may set different minimum initial and additional investment requirements and may charge a fee for its services.

                                 ALLEGIANT FUNDS

                     FIXED INCOME AND TAX EXEMPT BOND FUNDS

                                 A and C Shares

            Supplement dated January 18, 2007 to the Prospectus dated
                                October 1, 2006.

             This Supplement provides new and additional information
               beyond that contained in the Prospectus and should
                   be read in conjunction with the Prospectus.

       EFFECTIVE JANUARY 18, 2007, THE THIRD BULLET POINT UNDER "FINANCIAL
              INTERMEDIARY" IN THE SECTION OF THE PROSPECTUS TITLED "PURCHASING, EXCHANGING AND REDEEMING FUND SHARES" ON
               PAGE 31 IS DELETED AND REPLACED WITH THE FOLLOWING:


o Your financial consultant, financial intermediary or institution may set different minimum initial and additional investment requirements and may charge a fee for its services.

                                 ALLEGIANT FUNDS

                               MONEY MARKET FUNDS

                                 A and C Shares

            Supplement dated January 18, 2007 to the Prospectus dated
                                October 1, 2006.

             This Supplement provides new and additional information
               beyond that contained in the Prospectus and should
                   be read in conjunction with the Prospectus.

       EFFECTIVE JANUARY 18, 2007, THE THIRD BULLET POINT UNDER "FINANCIAL
              INTERMEDIARY" IN THE SECTION OF THE PROSPECTUS TITLED "PURCHASING, EXCHANGING AND REDEEMING FUND SHARES" ON
               PAGE 22 IS DELETED AND REPLACED WITH THE FOLLOWING:


o Your financial consultant, financial intermediary or institution may set different minimum initial and additional investment requirements and may charge a fee for its services.

                                ALLEGIANT FUNDS

                    Supplement dated January 18, 2007 to the
                       Statement of Additional Information
                             dated October 1, 2006.

       This Supplement provides new and additional information beyond that contained in the Statement of Additional Information and should be read in conjunction with the Statement of Additional Information.

THE FOLLOWING SECTION SUPPLEMENTS THE INFORMATION UNDER THE HEADING "PORTFOLIO MANAGERS - Potential Conflicts of Interest" FOUND ON PAGE 89 OF THE STATEMENT OF ADDITIONAL INFORMATION.

         The results of the investment activities of the Funds may differ significantly from the results achieved by the Adviser for other client accounts. The Adviser will manage the Funds and the other client accounts it manages in accordance with their respective investment objectives and guidelines. However, the Adviser may give advice, and take action, with respect to any current or future other client accounts that may compete or conflict with the advice the Adviser may give to the Funds, or may involve a different timing or nature of action than with respect to the Funds.

         Transactions undertaken by the Adviser for other client accounts may adversely impact the Funds. The Adviser on behalf of one or more other client accounts may buy or sell positions while the Funds are undertaking the same or a differing, including potentially opposite, strategy, which could disadvantage the Funds. For example, a Fund may buy a security and the Adviser, on behalf of its other client accounts, may establish a short position in that same security. The subsequent short sale may result in impairment of the price of the security which the Fund holds. Conversely, the Fund may establish a short position in a security and the Adviser, on behalf of its other client accounts, may buy that same security. The subsequent purchase may result in an increase of the price of the underlying position in the short sale exposure of the Fund and such increase in price would be to the Fund's detriment. Conflicts may also arise because portfolio decisions regarding a Fund may benefit other client accounts of the Adviser. For example, the sale of a long position or establishment of a short position by a Fund may impair the price of the same security sold short by (and therefore benefit) the other client accounts of the Adviser, and the purchase of a security or covering of a short position in a security by a Fund may increase the price of the same security held by (and therefore benefit) the other client accounts of the Adviser.









          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE